Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Invesco EQV European Small Company Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(3.03%)	4.80%	6.30%
Performance Inception Date	Aug. 31, 2000
Invesco EQV European Small Company Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(5.24%)	3.32%	5.05%
Invesco EQV European Small Company Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.43%)	3.67%	4.97%
Invesco EQV European Small Company Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.94%	5.20%	6.26%
Performance Inception Date	Aug. 31, 2000
Invesco EQV European Small Company Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		2.83%	6.25%	7.16%
Performance Inception Date	Oct. 03, 2008
Invesco EQV European Small Company Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.95%	6.37%	7.18%	[1]
Performance Inception Date	Apr. 04, 2017
Invesco EQV International Small Company Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(7.96%)	3.97%	4.42%
Performance Inception Date	Aug. 31, 2000
Invesco EQV International Small Company Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(8.55%)	3.45%	3.49%
Invesco EQV International Small Company Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(4.15%)	3.21%	3.44%
Invesco EQV International Small Company Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		(4.33%)	4.37%	4.38%
Performance Inception Date	Aug. 31, 2000
Invesco EQV International Small Company Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		(2.42%)	5.42%	5.28%
Performance Inception Date	Oct. 03, 2008
Invesco EQV International Small Company Fund - CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent		(2.18%)	5.61%	5.43%
Performance Inception Date	Oct. 25, 2005
Invesco EQV International Small Company Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		(2.12%)	5.67%	5.50%
Performance Inception Date	Sep. 24, 2012
INVESCO Global Core Equity Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		10.10%	6.33%	6.33%
Performance Inception Date	Dec. 29, 2000
INVESCO Global Core Equity Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.33%	4.13%	4.80%
INVESCO Global Core Equity Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.51%	4.33%	4.63%
INVESCO Global Core Equity Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		14.59%	6.74%	6.30%
Performance Inception Date	Dec. 29, 2000
INVESCO Global Core Equity Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent		16.14%	7.28%	6.66%
Performance Inception Date	May 23, 2011
INVESCO Global Core Equity Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		16.71%	7.81%	7.19%
Performance Inception Date	Oct. 03, 2008
INVESCO Global Core Equity Fund - CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent		16.77%	7.83%	7.23%
Performance Inception Date	Oct. 25, 2005
INVESCO Global Core Equity Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		16.83%	7.89%	7.19%	[2]
Performance Inception Date	Apr. 04, 2017
INVESCO Small Cap Equity Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		11.29%	9.38%	7.21%
Performance Inception Date	Aug. 31, 2000
INVESCO Small Cap Equity Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.41%	7.52%	5.23%
INVESCO Small Cap Equity Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	7.13%	5.29%
INVESCO Small Cap Equity Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		15.84%	9.81%	7.17%
Performance Inception Date	Aug. 31, 2000
INVESCO Small Cap Equity Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent		17.40%	10.35%	7.55%
Performance Inception Date	Jun. 03, 2002
INVESCO Small Cap Equity Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		18.06%	10.90%	8.09%
Performance Inception Date	Oct. 03, 2008
INVESCO Small Cap Equity Fund - CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent		18.21%	11.06%	8.26%
Performance Inception Date	Apr. 29, 2005
INVESCO Small Cap Equity Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		18.20%	11.13%	8.34%
Performance Inception Date	Sep. 24, 2012
MSCI Europe Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(0.96%)	1.98%	5.31%
MSCI Europe Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.79%	4.90%	4.98%
MSCI ACWI ex USA Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.36%	4.30%	5.66%
MSCI ACWI ex-USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%	4.10%	4.80%
MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	11.17%	9.95%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.54%	7.40%	7.82%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%

[1]	Performance includes returns of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
[2]	Performance includes returns of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.